Expense Example - UltraShort Small-Cap ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	627	1,099	2,406	281	927	1,598	3,389